Shareholder Report, Line Graph (Details) 197970_US Treasury 2 Year Note ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 08, 2022	Aug. 31, 2026
F/m US Treasury 2 Year Note ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 2 Year Note ETF
Accumulated Value	$ 10,996	$ 10,573	$ 10,018	$ 10,000	$ 11,236
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,414	10,170	9,593	10,000	$ 10,541
ICE BofA U.S. Treasury Current 2 Yr TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. Treasury Current 2 Yr TR
Accumulated Value	11,000	10,573	10,015	10,000	$ 11,245
Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index
Accumulated Value	$ 11,038	$ 10,602	$ 10,032	$ 10,000	$ 11,292